Employee benefit plans - Funded status (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 01, 2018 EUR (€)
Net defined benefit liability and asset
Liability Asset Of Defined Benefit Plans Beginning Balance			€ 792,739,000
Foreign currency translation gains/losses	€ 17,957,000
Weighted average duration of defined benefit obligation	17.7	18.2
Benefit plans offered by other subsidiaries	€ 35,423,686	€ 36,304,000
Non-current portion of pension liability	551,930,000	530,559,000
Defined Benefit Pension Plans
Net defined benefit liability and asset
Liability Asset Of Defined Benefit Plans Beginning Balance	792,739,000	811,935,000
Liability Asset Of Defined Benefit Plans Ending Balance	842,601,000	792,739,000
Current portion of pension liability	5,384,008.73362445	4,695,417.4935379
Non-current portion of pension liability	€ 519,632,000	496,788,000
United States | Defined Benefit Pension Plans
Net defined benefit liability and asset
Beneficiary percentage	68.00%
France | Defined Benefit Pension Plans
Net defined benefit liability and asset
Beneficiary percentage	7.00%
Germany | Defined Benefit Pension Plans
Net defined benefit liability and asset
Beneficiary percentage	25.00%
Countries other than US, France, and Germany | Defined Benefit Pension Plans
Net defined benefit liability and asset
Benefit plans offered by other subsidiaries		2,533,000
Net pension liability		(33,771,000)
Current portion of pension liability	€ 3,125,627
Non-current portion of pension liability	32,298,059
Present Value of Defined Benefit Obligations
Net defined benefit liability and asset
Foreign currency translation gains/losses	17,957,000	(52,135,000)
Current service cost	25,467,000
Changes In Consolidation Group	123,000
Past service cost (incl. Curtailments and settlements)	0	28,463,000
Interest cost (income)	24,364,000	144,000
Transfer of plan participants	80,000	24,328,000
Actuarial (gains) losses arising from changes in financial assumptions	9,760,000	(4,000)
Actuarial (gains) losses arising from changes in demographic assumptions	(3,497,000)	1,038,000
Actuarial (gains) losses arising from experience adjustments	(11,117,000)	2,490,000
Remeasurements	(4,854,000)	(7,006,000)
Actual return on plan assets		3,478,000
Benefits paid		23,478,000
Plan assets
Net defined benefit liability and asset
Foreign currency translation gains/losses	14,189,000	(39,792,000)
Interest cost (income)	11,308,000	13,241,000
Actuarial (gains) losses arising from experience adjustments	23,216,000	(10,318,000)
Actual return on plan assets	(11,908,000)	23,559,000
Employer contributions	43,393,000	1,107,000
Benefits paid	19,345,000	20,281,000
Net pension liability	(525,016,000)	(501,483,000)
Plan assets | Defined Benefit Pension Plans
Net defined benefit liability and asset
Liability Asset Of Defined Benefit Plans Beginning Balance	291,256,000	326,663,000
Liability Asset Of Defined Benefit Plans Ending Balance	€ 317,585,000	€ 291,256,000